Eaton Vance
Emerging Markets Local Income Fund
July 31, 2022 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $934,501,927 and the Fund owned 86.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.8%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 8,237,662
			$ 8,237,662
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 3,605,610
			$ 3,605,610
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 478,690
			$ 478,690
Peru — 1.1%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,132,639
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,479,343
			$ 11,611,982
Uzbekistan — 0.3%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	34,000,000	$ 3,103,862
			$ 3,103,862
Total Foreign Corporate Bonds (identified cost $33,993,283)			$ 27,037,806

Loan Participation Notes — 3.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 3.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$ 14,634,095
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(1)(4)(5)	UZS	253,458,000	23,226,364
Total Loan Participation Notes (identified cost $41,398,358)			$ 37,860,459

Sovereign Government Bonds — 68.3%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	3,134	$ 3,131,326
			$ 3,131,326
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,165,559
			$ 3,165,559
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	32	$ 17,013
1.50%, 10/30/23	BAM	177	92,406
1.50%, 12/15/23	BAM	10	5,006
1.50%, 5/31/25	BAM	1,669	862,458
1.50%, 6/9/25	BAM	160	82,316
1.50%, 12/24/25	BAM	232	119,095
1.50%, 9/25/26	BAM	181	93,391
1.50%, 9/26/27	BAM	66	33,078
			$ 1,304,763
Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 3,942,000
			$ 3,942,000
China — 8.9%
China Development Bank, 3.30%, 3/3/26	CNY	255,400	$ 38,844,326
China Government Bond:
2.68%, 5/21/30	CNY	289,240	42,571,388
3.53%, 10/18/51	CNY	93,820	14,573,558
			$ 95,989,272
Colombia — 3.3%
Republic of Colombia:
2.625%, 3/15/23	USD	3,500	$ 3,465,695
4.00%, 2/26/24	USD	3,429	3,369,220
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	27,398,000	4,951,783
6.00%, 4/28/28	COP	38,024,100	6,710,140
7.00%, 3/26/31	COP	64,677,900	10,969,413
7.00%, 6/30/32	COP	34,047,000	5,596,685
10.00%, 7/24/24	COP	3,528,300	810,204
			$ 35,873,140

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.6%
Costa Rica Government Bond, 9.66%, 9/30/26(1)	CRC	4,136,100	$ 6,631,898
			$ 6,631,898
Czech Republic — 0.4%
Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$ 4,544,313
			$ 4,544,313
Dominican Republic — 1.8%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,720,668
8.00%, 2/12/27(1)	DOP	568,540	8,833,364
8.90%, 2/15/23(1)	DOP	145,250	2,660,672
13.00%, 6/9/34(1)	DOP	312,000	5,796,164
			$ 19,010,868
Ecuador — 0.3%
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(1)(6)	USD	6,853	$ 2,845,454
			$ 2,845,454
El Salvador — 0.2%
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	2,951	$ 2,575,478
			$ 2,575,478
Honduras — 0.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,218	$ 2,179,233
			$ 2,179,233
Hungary — 0.8%
Hungary Government Bond, 3.25%, 10/22/31	HUF	4,850,000	$ 8,476,687
			$ 8,476,687
Indonesia — 7.5%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	447,635,000	$ 29,198,507
7.375%, 5/15/48	IDR	31,857,000	2,119,970
7.50%, 8/15/32	IDR	70,753,000	4,853,610
7.50%, 5/15/38	IDR	267,486,000	18,259,199
7.50%, 4/15/40	IDR	92,427,000	6,324,855
8.25%, 6/15/32	IDR	11,609,000	833,739
8.25%, 5/15/36	IDR	242,576,000	17,523,693
8.375%, 4/15/39	IDR	22,764,000	1,661,354
9.50%, 5/15/41	IDR	5,702,000	446,569
			$ 81,221,496
Security	Principal Amount (000's omitted)		Value
Iraq — 0.2%
Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$ 1,666,506
			$ 1,666,506
Jordan — 0.1%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	1,620	$ 1,513,193
			$ 1,513,193
Macedonia — 0.3%
North Macedonia Government International Bond, 5.625%, 7/26/23(1)	EUR	3,277	$ 3,389,498
			$ 3,389,498
Malaysia — 4.5%
Malaysia Government Bond:
2.632%, 4/15/31	MYR	21,100	$ 4,300,871
3.733%, 6/15/28	MYR	81,500	18,267,506
3.757%, 5/22/40	MYR	50,500	10,425,925
3.828%, 7/5/34	MYR	28,100	6,118,248
4.254%, 5/31/35	MYR	42,385	9,554,996
			$ 48,667,546
Mexico — 4.3%
Mexican Bonos:
7.75%, 11/13/42	MXN	230,000	$ 10,161,836
8.50%, 5/31/29	MXN	39,000	1,895,349
8.50%, 11/18/38	MXN	410,469	19,607,947
10.00%, 11/20/36	MXN	22,074	1,200,727
Mexican Udibonos Bond, 2.75%, 11/27/31(7)	MXN	308,814	13,708,825
			$ 46,574,684
Mongolia — 0.2%
Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$ 1,596,626
			$ 1,596,626
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,158,750
			$ 3,158,750
Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	2,330	$ 2,342,163
			$ 2,342,163

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 2.2%
Peru Government Bond:
5.94%, 2/12/29	PEN	4,380	$ 994,622
6.15%, 8/12/32	PEN	6,602	1,448,332
6.714%, 2/12/55	PEN	4,100	849,643
6.85%, 2/12/42	PEN	19,284	4,210,551
6.90%, 8/12/37	PEN	8,763	1,959,823
6.95%, 8/12/31	PEN	59,887	14,085,431
			$ 23,548,402
Romania — 3.0%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,702,393
3.624%, 5/26/30(1)	EUR	2,755	2,449,711
Romanian Government Bond:
3.25%, 6/24/26	RON	57,650	10,087,361
4.15%, 1/26/28	RON	48,045	8,261,366
4.85%, 4/22/26	RON	32,030	5,960,335
5.80%, 7/26/27	RON	16,020	3,014,379
			$ 32,475,545
Serbia — 3.7%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$ 9,088,734
4.50%, 8/20/32	RSD	3,298,130	23,014,039
5.875%, 2/8/28	RSD	970,810	8,000,147
			$ 40,102,920
Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	688	$ 684,311
			$ 684,311
South Africa — 12.5%
Republic of South Africa:
8.25%, 3/31/32	ZAR	147,394	$ 7,541,749
8.50%, 1/31/37	ZAR	369,200	17,948,860
8.75%, 1/31/44	ZAR	408,487	19,582,552
8.75%, 2/28/48	ZAR	231,000	11,010,027
9.00%, 1/31/40	ZAR	334,480	16,614,318
10.50%, 12/21/26	ZAR	980,230	62,278,797
			$ 134,976,303
Suriname — 0.2%
Republic of Suriname, 9.25%, 10/26/26(1)(8)	USD	2,200	$ 1,804,000
			$ 1,804,000
Security	Principal Amount (000's omitted)		Value
Thailand — 3.7%
Thailand Government Bond:
1.585%, 12/17/35	THB	528,144	$ 12,128,406
3.30%, 6/17/38	THB	594,751	16,205,118
3.40%, 6/17/36	THB	205,000	5,711,959
4.875%, 6/22/29	THB	183,489	5,749,418
			$ 39,794,901
Ukraine — 4.1%
Ukraine Government Bond:
9.79%, 5/26/27(4)	UAH	914,377	$ 10,233,903
9.99%, 5/22/24(4)	UAH	589,859	7,032,382
10.00%, 8/23/23(4)	UAH	38,483	571,159
10.95%, 11/1/23(4)	UAH	12,367	183,549
11.67%, 11/22/23(4)	UAH	118,929	1,765,126
12.52%, 5/13/26(4)	UAH	166,150	1,859,587
15.84%, 2/26/25(4)	UAH	1,853,842	22,101,766
15.97%, 4/19/23(4)	UAH	2,910	50,978
			$ 43,798,450
Uruguay — 0.8%
Uruguay Government International Bond, 3.875%, 7/2/40(7)	UYU	329,797	$ 7,964,091
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	38,225	770,822
			$ 8,734,913
Uzbekistan — 0.3%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 3,007,620
14.50%, 11/25/23(1)	UZS	5,020,000	438,440
			$ 3,446,060
Vietnam — 0.3%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,124,301
			$ 3,124,301
Zambia — 2.2%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	160,500	$ 6,476,581
11.00%, 9/20/26	ZMW	24,080	942,568
11.00%, 12/27/26	ZMW	73,540	2,806,373
12.00%, 3/22/28	ZMW	44,140	1,598,524
12.00%, 5/31/28	ZMW	14,200	508,463
12.00%, 11/1/28	ZMW	21,800	762,948

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bond: (continued)
12.00%, 2/21/29	ZMW	47,550	$ 1,643,363
13.00%, 6/28/31	ZMW	33,980	1,143,616
13.00%, 9/20/31	ZMW	57,150	1,909,428
13.00%, 12/27/31	ZMW	121,520	4,034,886
14.00%, 12/5/31	ZMW	4,800	169,234
15.00%, 2/16/27	ZMW	25,690	1,128,447
			$ 23,124,431
Total Sovereign Government Bonds (identified cost $937,765,124)			$ 735,414,990

Short-Term Investments — 16.0%
Affiliated Fund — 6.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(9)	71,783,903	$ 71,783,903
Total Affiliated Fund (identified cost $71,783,903)		$ 71,783,903

Sovereign Government Securities — 5.9%
Security	Principal Amount (000's omitted)		Value
Israel — 2.6%
Bank of Israel Treasury Bill:
0.00%, 8/3/22	ILS	29,639	$ 8,735,197
0.00%, 9/7/22	ILS	61,240	18,030,682
0.00%, 10/7/22	ILS	5,355	1,576,339
			$ 28,342,218
Uganda — 1.6%
Uganda Treasury Bill:
0.00%, 3/30/23	UGX	22,640,400	$ 5,479,336
0.00%, 4/13/23	UGX	16,824,100	4,057,735
0.00%, 4/27/23	UGX	1,425,700	341,547
0.00%, 5/25/23	UGX	31,532,000	7,474,721
			$ 17,353,339
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 3/1/23(4)	UAH	122,375	$ 2,808,894
			$ 2,808,894
Uruguay — 1.4%
Uruguay Monetary Regulation Bill:
0.00%, 8/12/22	UYU	90,000	$ 2,197,266
0.00%, 8/19/22	UYU	124,690	3,040,480
0.00%, 10/14/22	UYU	255,620	6,131,498
0.00%, 11/1/22	UYU	20,320	485,222
0.00%, 11/11/22	UYU	118,450	2,820,464
			$ 14,674,930
Total Sovereign Government Securities (identified cost $65,532,466)			$ 63,179,381

U.S. Treasury Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 8/9/22(10)	$15,950	$ 15,942,853
0.00%, 8/16/22(10)	21,700	21,681,469
Total U.S. Treasury Obligations (identified cost $37,627,108)		$ 37,624,322
Total Short-Term Investments (identified cost $174,943,477)		$ 172,587,606
Total Investments — 90.3% (identified cost $1,188,100,242)		$ 972,900,861
Other Assets, Less Liabilities — 9.7%		$ 104,270,979
Net Assets — 100.0%		$1,077,171,840

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $127,296,263 or 11.8% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $9,563,643 or 0.9% of the Portfolio's net assets.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	53,195,000	USD	9,942,991	8/2/22	$ 338,024
BRL	25,000,000	USD	4,697,129	8/2/22	134,629
BRL	83,521,000	USD	16,097,641	8/2/22	44,490
BRL	57,949,000	USD	11,168,954	8/2/22	30,868
BRL	53,195,000	USD	10,252,679	8/2/22	28,336
BRL	47,329,000	USD	9,122,080	8/2/22	25,211
BRL	37,989,169	USD	7,321,943	8/2/22	20,236
BRL	19,800,000	USD	3,816,205	8/2/22	10,547
BRL	11,137,000	USD	2,146,519	8/2/22	5,932
BRL	31,100,000	USD	6,029,118	8/2/22	(18,411)
BRL	31,333,169	USD	6,119,406	8/2/22	(63,634)
BRL	6,792,000	USD	1,395,031	8/2/22	(82,339)
BRL	163,500,000	USD	33,511,309	8/2/22	(1,911,610)
USD	10,902,961	BRL	53,195,000	8/2/22	621,946
USD	4,070,707	BRL	19,800,000	8/2/22	243,954
USD	1,309,074	BRL	6,792,000	8/2/22	(3,618)
USD	4,818,441	BRL	25,000,000	8/2/22	(13,317)
USD	5,994,141	BRL	31,100,000	8/2/22	(16,566)
USD	6,039,081	BRL	31,333,169	8/2/22	(16,691)
USD	10,252,679	BRL	53,195,000	8/2/22	(28,336)
USD	7,303,643	BRL	37,989,169	8/2/22	(38,536)
USD	2,089,219	BRL	11,137,000	8/2/22	(63,233)
USD	31,512,605	BRL	163,500,000	8/2/22	(87,093)
USD	8,896,429	BRL	47,329,000	8/2/22	(250,863)
USD	10,906,464	BRL	57,949,000	8/2/22	(293,358)
USD	15,611,402	BRL	83,521,000	8/2/22	(530,729)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	34,352,000,000	USD	2,354,312	8/22/22	$ (37,370)
USD	5,745,708	IDR	82,968,020,692	8/22/22	149,757
USD	5,740,540	IDR	82,968,020,692	8/22/22	144,589
KRW	1,941,400,000	USD	1,495,375	8/23/22	(5,681)
KRW	2,660,000,000	USD	2,089,346	8/23/22	(48,250)
USD	18,483,701	ZAR	296,164,336	8/25/22	711,899
USD	7,573,386	ZAR	121,348,369	8/25/22	291,689
USD	7,362,991	ZAR	117,931,553	8/25/22	286,325
ZAR	225,831,000	USD	14,094,177	8/25/22	(542,837)
PEN	9,441,716	USD	2,496,158	8/31/22	(99,747)
USD	2,564,847	PEN	9,441,716	8/31/22	168,437
BRL	48,980,000	USD	9,128,182	9/2/22	249,929
BRL	71,313,000	USD	14,480,385	9/2/22	(826,215)
BRL	76,605,000	USD	15,647,884	9/2/22	(980,465)
KRW	440,000,000	USD	352,543	9/15/22	(14,811)
CLP	5,228,408,480	USD	6,154,524	9/21/22	(403,189)
CLP	8,191,300,000	USD	9,707,862	9/21/22	(697,299)
CLP	16,642,200,000	USD	19,970,241	9/21/22	(1,663,549)
COP	1,400,000,000	USD	350,232	9/21/22	(26,516)
COP	2,104,700,000	USD	544,483	9/21/22	(57,822)
COP	18,483,495,727	USD	4,781,533	9/21/22	(507,671)
COP	30,898,927,962	USD	8,032,267	9/21/22	(887,636)
COP	110,314,500,000	USD	28,593,405	9/21/22	(3,085,838)
EUR	3,248,650	USD	3,480,309	9/21/22	(148,420)
EUR	10,518,605	USD	11,268,680	9/21/22	(480,559)
EUR	249,420,845	USD	267,206,896	9/21/22	(11,395,191)
IDR	91,812,000,000	USD	6,060,198	9/21/22	122,838
IDR	98,479,688,648	USD	6,510,193	9/21/22	121,875
IDR	62,752,284,000	USD	4,172,165	9/21/22	53,858
IDR	26,017,889,175	USD	1,758,084	9/21/22	(5,922)
IDR	33,012,100,000	USD	2,230,698	9/21/22	(7,514)
IDR	95,429,810,000	USD	6,577,918	9/21/22	(151,243)
IDR	984,064,611,731	USD	67,796,157	9/21/22	(1,524,789)
KRW	12,932,900,000	USD	9,887,115	9/21/22	40,698
KRW	14,119,100,000	USD	10,806,812	9/21/22	31,576
MXN	1,139,758,803	USD	54,077,490	9/21/22	1,320,397
MXN	1,232,943,577	USD	59,699,194	9/21/22	227,931
MXN	101,547,691	USD	4,818,076	9/21/22	117,642
MXN	6,484,637	USD	313,986	9/21/22	1,199
PEN	12,003,269	USD	3,000,067	9/21/22	38,957
PEN	48,128	USD	12,231	9/21/22	(46)
PEN	10,098,000	USD	2,668,252	9/21/22	(111,610)
PEN	12,650,000	USD	3,333,053	9/21/22	(130,287)
PEN	80,537,218	USD	21,220,145	9/21/22	(829,485)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,024,952	CLP	900,000,000	9/21/22	$ 34,937
USD	4,738,935	COP	18,283,000,000	9/21/22	511,432
USD	3,971,428	COP	16,651,162,876	9/21/22	121,248
USD	3,209,590	COP	13,676,064,392	9/21/22	47,330
USD	703,658	COP	2,935,835,683	9/21/22	24,816
USD	59,258	COP	263,225,944	9/21/22	(1,606)
USD	4,531,289	COP	19,647,215,626	9/21/22	(11,656)
USD	885,531	COP	3,905,635,906	9/21/22	(17,553)
USD	1,268,596	COP	5,635,358,003	9/21/22	(34,444)
USD	804,340	COP	3,757,074,216	9/21/22	(64,392)
USD	1,462,868	COP	6,728,754,956	9/21/22	(92,994)
USD	5,816,610	COP	25,837,383,078	9/21/22	(157,661)
USD	6,712,905	COP	30,016,756,700	9/21/22	(227,745)
USD	50,815,556	EUR	47,433,128	9/21/22	2,167,058
USD	37,878,114	EUR	35,356,839	9/21/22	1,615,334
USD	16,069,641	EUR	15,000,000	9/21/22	685,299
USD	5,896,451	EUR	5,503,967	9/21/22	251,458
USD	5,521,102	EUR	5,153,602	9/21/22	235,451
USD	4,060,760	EUR	3,790,464	9/21/22	173,173
USD	1,230,230	EUR	1,148,342	9/21/22	52,464
USD	753,533	EUR	703,376	9/21/22	32,135
USD	19,899,678	IDR	288,844,814,013	9/21/22	447,559
USD	8,506,100	IDR	123,466,461,062	9/21/22	191,309
USD	4,066,813	IDR	59,029,989,175	9/21/22	91,466
USD	1,745,000	IDR	25,946,346,990	9/21/22	(2,345)
USD	528,855	IDR	7,912,032,224	9/21/22	(3,977)
USD	1,892,732	IDR	28,200,000,000	9/21/22	(6,384)
USD	1,528,154	IDR	22,906,000,000	9/21/22	(14,440)
USD	2,197,577	IDR	32,941,394,486	9/21/22	(20,846)
USD	2,426,536	IDR	36,413,040,000	9/21/22	(25,683)
USD	2,837,493	IDR	42,548,210,000	9/21/22	(27,896)
USD	2,738,159	IDR	41,129,890,000	9/21/22	(31,714)
USD	2,833,504	IDR	42,600,000,000	9/21/22	(35,373)
USD	3,562,866	IDR	53,500,000,000	9/21/22	(40,066)
USD	4,896,678	IDR	73,624,000,000	9/21/22	(61,496)
USD	9,783,854	IDR	147,247,000,000	9/21/22	(132,426)
USD	11,425,903	IDR	171,788,449,288	9/21/22	(143,109)
USD	11,044,697	IDR	166,410,450,712	9/21/22	(162,136)
USD	5,957,572	MXN	123,039,345	9/21/22	(22,746)
USD	23,199,862	MXN	479,137,475	9/21/22	(88,577)
USD	4,635,975	MXN	97,709,670	9/21/22	(113,196)
USD	13,610,686	MXN	286,864,271	9/21/22	(332,329)
USD	21,778,670	PEN	82,657,000	9/21/22	851,318
USD	6,178,400	PEN	23,449,000	9/21/22	241,511

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,136,151	PEN	15,700,000	9/21/22	$ 161,176
USD	1,435,014	PEN	5,453,198	9/21/22	54,357
USD	1,185,521	PEN	4,500,000	9/21/22	46,197
USD	2,594,886	PEN	10,098,000	9/21/22	38,244
USD	394,990	PEN	1,501,000	9/21/22	14,962
USD	3,054,621	PEN	12,051,397	9/21/22	3,412
USD	72,706,068	ZAR	1,163,369,794	9/21/22	3,097,736
USD	30,844,886	ZAR	493,549,021	9/21/22	1,314,186
USD	17,243,405	ZAR	278,800,000	9/21/22	561,863
USD	17,961,689	ZAR	291,769,671	9/21/22	504,127
USD	8,375,062	ZAR	134,009,372	9/21/22	356,830
USD	7,359,501	ZAR	119,547,729	9/21/22	206,558
USD	5,096,094	ZAR	82,200,000	9/21/22	177,791
USD	5,291,770	ZAR	90,753,862	9/21/22	(138,339)
USD	5,357,437	ZAR	91,880,049	9/21/22	(140,055)
USD	9,512,105	ZAR	163,132,598	9/21/22	(248,668)
ZAR	46,621,000	USD	2,718,426	9/21/22	71,066
ZAR	46,150,000	USD	2,690,962	9/21/22	70,348
ZAR	9,124,288	USD	527,995	9/21/22	17,941
ZAR	17,000,000	USD	1,002,313	9/21/22	14,854
ZAR	91,000,000	USD	5,430,566	9/21/22	14,270
ZAR	41,303,338	USD	2,542,683	9/21/22	(71,365)
ZAR	240,506,231	USD	15,030,700	9/21/22	(640,402)
ZAR	623,803,585	USD	38,402,092	9/21/22	(1,077,823)
ZAR	1,193,826,487	USD	74,609,492	9/21/22	(3,178,834)
BRL	57,949,000	USD	10,719,146	10/4/22	288,536
BRL	79,803,000	USD	14,947,601	10/4/22	211,350
BRL	48,651,000	USD	9,095,005	10/4/22	146,479
BRL	37,989,169	USD	7,177,356	10/4/22	38,864
BRL	3,746,000	USD	699,625	10/4/22	11,946
BRL	1,000,000	USD	186,317	10/4/22	3,638
BRL	1,000,000	USD	186,904	10/4/22	3,051
IDR	80,173,000,000	USD	5,330,652	10/11/22	62,405
IDR	46,020,000,000	USD	3,059,230	10/11/22	36,431
IDR	37,653,000,000	USD	2,504,690	10/11/22	28,143
BRL	83,521,000	USD	15,230,497	11/3/22	512,291
BRL	47,329,000	USD	8,678,806	11/3/22	242,189
BRL	11,137,000	USD	2,038,325	11/3/22	60,877
USD	9,700,390	BRL	53,195,000	11/3/22	(326,281)
USD	2,471,594	IDR	37,653,000,000	7/11/23	(24,915)
USD	3,018,893	IDR	46,020,000,000	7/11/23	(32,374)
USD	5,258,970	IDR	80,173,000,000	7/11/23	(56,745)
					$(14,165,702)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	479,137,475	USD	23,424,395	Standard Chartered Bank	8/1/22	$ 79,443	$ —
MXN	123,039,345	USD	6,015,230	Standard Chartered Bank	8/1/22	20,400	—
MXN	158,719,628	USD	7,830,219	Standard Chartered Bank	8/1/22	—	(44,311)
MXN	1,426,743,577	USD	71,179,375	Standard Chartered Bank	8/1/22	—	(1,191,218)
USD	23,515,844	ILS	74,656,927	JPMorgan Chase Bank, N.A.	8/1/22	1,552,434	—
USD	1,504,616	MXN	30,900,000	Barclays Bank PLC	8/1/22	—	(11,167)
USD	4,795,161	MXN	95,000,000	Deutsche Bank AG	8/1/22	134,986	—
USD	3,386,184	MXN	67,900,000	Deutsche Bank AG	8/1/22	55,385	—
USD	23,903,497	MXN	479,137,475	Standard Chartered Bank	8/1/22	399,660	—
USD	7,594,790	MXN	152,234,991	Standard Chartered Bank	8/1/22	126,983	—
USD	6,138,260	MXN	123,039,345	Standard Chartered Bank	8/1/22	102,630	—
USD	317,020	MXN	6,484,637	Standard Chartered Bank	8/1/22	—	(1,080)
USD	60,276,009	MXN	1,232,943,577	Standard Chartered Bank	8/1/22	—	(205,391)
USD	5,461,038	ZAR	91,000,000	State Street Bank and Trust Company	8/1/22	—	(14,293)
ZAR	91,000,000	USD	5,442,356	HSBC Bank USA, N.A.	8/1/22	32,975	—
KZT	387,252,363	USD	834,596	Citibank, N.A.	8/3/22	—	(23,017)
KZT	315,486,400	USD	687,334	JPMorgan Chase Bank, N.A.	8/3/22	—	(26,158)
USD	9,371,887	ILS	29,640,467	JPMorgan Chase Bank, N.A.	8/3/22	651,484	—
USD	1,473,247	KZT	702,738,763	JPMorgan Chase Bank, N.A.	8/3/22	492	—
KZT	383,496,683	USD	834,596	Citibank, N.A.	8/4/22	—	(31,249)
KZT	382,244,790	USD	834,596	Citibank, N.A.	8/4/22	—	(33,871)
KZT	1,331,886,823	USD	2,940,147	JPMorgan Chase Bank, N.A.	8/5/22	—	(151,369)
USD	29,320,803	EUR	29,300,000	Standard Chartered Bank	8/5/22	—	(631,367)
USD	8,434,026	EUR	8,230,839	UBS AG	8/5/22	19,982	—
USD	3,469,650	TRY	55,273,000	Standard Chartered Bank	8/8/22	406,640	—
TRY	87,794,477	USD	4,786,565	Standard Chartered Bank	8/15/22	36,797	—
USD	2,657,086	TRY	48,736,653	Standard Chartered Bank	8/15/22	—	(20,469)
USD	9,070,703	CNH	62,000,000	Bank of America, N.A.	8/17/22	—	(115,462)
MYR	223,247,799	USD	50,687,449	Barclays Bank PLC	8/24/22	—	(539,125)
USD	14,565,199	MYR	64,150,961	Barclays Bank PLC	8/24/22	154,919	—
TRY	10,236,934	USD	546,849	Standard Chartered Bank	8/29/22	6,046	—
KZT	1,328,717,941	USD	2,729,775	Citibank, N.A.	8/31/22	20,224	—
MXN	19,000,000	USD	908,121	Goldman Sachs International	8/31/22	19,021	—
USD	1,687,198	MXN	35,000,000	Goldman Sachs International	8/31/22	—	(20,697)
USD	4,660,411	ILS	16,275,908	Goldman Sachs International	9/7/22	—	(137,574)
USD	1,727,837	ILS	6,020,459	Standard Chartered Bank	9/7/22	—	(46,938)
USD	11,506	ILS	39,488	UBS AG	9/7/22	—	(135)
USD	11,208,985	ILS	38,904,144	Goldman Sachs International	9/8/22	—	(260,384)
SGD	12,500,000	USD	9,067,170	Standard Chartered Bank	9/9/22	—	(17,730)
SGD	12,400,000	USD	9,001,488	Standard Chartered Bank	9/9/22	—	(24,444)
SGD	10,991,800	USD	7,990,550	Standard Chartered Bank	9/9/22	—	(32,979)
SGD	12,600,000	USD	9,160,971	Standard Chartered Bank	9/9/22	—	(39,136)
ZAR	16,276,000	USD	946,837	Standard Chartered Bank	9/19/22	27,214	—
ZAR	7,113,584	USD	413,824	Standard Chartered Bank	9/19/22	11,894	—
ZAR	31,476,976	USD	1,829,905	UBS AG	9/19/22	53,863	—

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	1,883,000	USD	109,559	UBS AG	9/19/22	$ 3,131	$ —
CZK	415,819,000	EUR	16,496,080	Goldman Sachs International	9/21/22	234,638	—
CZK	415,819,000	EUR	16,496,617	Goldman Sachs International	9/21/22	234,088	—
CZK	218,232,000	EUR	8,643,947	Standard Chartered Bank	9/21/22	137,093	—
CZK	315,747,322	EUR	12,510,567	UBS AG	9/21/22	194,108	—
CZK	178,880,000	EUR	7,105,578	UBS AG	9/21/22	91,528	—
CZK	24,200,000	EUR	958,780	UBS AG	9/21/22	14,953	—
CZK	42,600,000	EUR	1,701,769	UBS AG	9/21/22	11,965	—
EUR	2,604,677	CZK	65,654,313	Goldman Sachs International	9/21/22	—	(36,961)
EUR	2,604,592	CZK	65,654,314	Goldman Sachs International	9/21/22	—	(37,047)
EUR	6,076,770	CZK	150,765,570	UBS AG	9/21/22	13,082	—
EUR	5,538,756	CZK	137,434,430	UBS AG	9/21/22	11,220	—
EUR	1,733,122	HUF	704,000,000	BNP Paribas	9/21/22	19,264	—
EUR	8,076,362	HUF	3,270,030,050	Citibank, N.A.	9/21/22	116,280	—
EUR	3,170,281	HUF	1,309,200,000	HSBC Bank USA, N.A.	9/21/22	—	(18,263)
EUR	598,283	PLN	2,800,000	Goldman Sachs International	9/21/22	15,134	—
EUR	2,764,036	PLN	13,400,000	HSBC Bank USA, N.A.	9/21/22	—	(29,291)
EUR	1,670,237	PLN	8,000,000	UBS AG	9/21/22	3,093	—
EUR	31,646,890	RON	160,000,000	Bank of America, N.A.	9/21/22	—	(459,055)
EUR	3,370,288	RON	17,000,000	Goldman Sachs International	9/21/22	—	(40,769)
HUF	6,226,345,457	EUR	15,653,874	Goldman Sachs International	9/21/22	—	(504,442)
HUF	6,383,463,212	EUR	16,045,956	Goldman Sachs International	9/21/22	—	(514,163)
HUF	1,142,280,000	EUR	2,876,709	HSBC Bank USA, N.A.	9/21/22	—	(97,532)
MYR	112,769,230	USD	25,542,294	Barclays Bank PLC	9/21/22	—	(222,057)
MYR	54,990,000	USD	12,475,045	Goldman Sachs International	9/21/22	—	(128,062)
MYR	61,722,000	USD	14,004,969	Goldman Sachs International	9/21/22	—	(146,440)
PLN	181,159,960	EUR	38,170,415	BNP Paribas	9/21/22	—	(426,869)
PLN	181,159,960	EUR	38,139,220	Goldman Sachs International	9/21/22	—	(394,874)
PLN	6,500,000	EUR	1,363,287	UBS AG	9/21/22	—	(8,892)
RON	198,227,000	EUR	39,207,926	Bank of America, N.A.	9/21/22	568,732	—
THB	74,580,762	USD	2,058,252	Standard Chartered Bank	9/21/22	—	(25,152)
THB	25,300,000	USD	728,687	Standard Chartered Bank	9/21/22	—	(38,999)
THB	54,800,000	USD	1,537,814	Standard Chartered Bank	9/21/22	—	(43,945)
THB	27,680,000	USD	814,004	Standard Chartered Bank	9/21/22	—	(59,437)
THB	78,590,000	USD	2,223,826	Standard Chartered Bank	9/21/22	—	(81,432)
THB	78,600,000	USD	2,228,839	Standard Chartered Bank	9/21/22	—	(86,172)
THB	94,909,930	USD	2,697,454	Standard Chartered Bank	9/21/22	—	(110,173)
THB	109,663,161	USD	3,132,786	Standard Chartered Bank	9/21/22	—	(143,326)
THB	128,000,000	USD	3,690,622	Standard Chartered Bank	9/21/22	—	(201,293)
THB	141,000,000	USD	4,064,923	Standard Chartered Bank	9/21/22	—	(221,209)
THB	157,000,000	USD	4,525,148	Standard Chartered Bank	9/21/22	—	(245,267)
THB	160,000,000	USD	4,610,951	Standard Chartered Bank	9/21/22	—	(249,289)
THB	177,000,000	USD	5,106,751	Standard Chartered Bank	9/21/22	—	(281,663)
THB	166,220,000	USD	4,892,316	Standard Chartered Bank	9/21/22	—	(361,095)
THB	259,035,000	USD	7,424,334	Standard Chartered Bank	9/21/22	—	(362,940)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	450,112,863	USD	13,001,527	Standard Chartered Bank	9/21/22	$ —	$ (731,277)
THB	3,327,420,408	USD	96,790,012	Standard Chartered Bank	9/21/22	—	(6,083,247)
THB	171,970,000	USD	5,060,665	UBS AG	9/21/22	—	(372,696)
THB	190,000,000	USD	5,590,208	UBS AG	9/21/22	—	(410,735)
THB	202,280,000	USD	5,952,458	UBS AG	9/21/22	—	(438,227)
TRY	31,060,000	USD	1,660,518	Standard Chartered Bank	9/21/22	—	(33,150)
TRY	56,456,064	USD	3,139,962	Standard Chartered Bank	9/21/22	—	(181,984)
USD	19,160,587	MYR	84,593,993	Barclays Bank PLC	9/21/22	166,577	—
USD	11,123,697	MYR	49,100,000	Barclays Bank PLC	9/21/22	99,204	—
USD	10,047,576	MYR	44,350,000	Barclays Bank PLC	9/21/22	89,607	—
USD	5,664,931	MYR	25,022,000	Barclays Bank PLC	9/21/22	46,705	—
USD	8,930,190	MYR	39,400,000	Goldman Sachs International	9/21/22	83,652	—
USD	25,562,615	THB	878,798,599	Standard Chartered Bank	9/21/22	1,606,226	—
USD	17,605,349	THB	605,241,524	Standard Chartered Bank	9/21/22	1,106,231	—
USD	4,077,796	THB	140,000,000	Standard Chartered Bank	9/21/22	261,342	—
USD	3,262,928	THB	112,000,000	Standard Chartered Bank	9/21/22	209,765	—
USD	2,796,203	THB	96,000,000	Standard Chartered Bank	9/21/22	179,206	—
USD	2,243,263	THB	77,000,000	Standard Chartered Bank	9/21/22	144,213	—
USD	4,746,565	THB	171,474,400	Standard Chartered Bank	9/21/22	72,106	—
USD	4,395,514	THB	160,500,000	Standard Chartered Bank	9/21/22	20,222	—
USD	3,456,587	THB	126,200,000	Standard Chartered Bank	9/21/22	16,326	—
USD	3,456,313	THB	126,190,000	Standard Chartered Bank	9/21/22	16,325	—
USD	4,387,789	THB	160,400,000	Standard Chartered Bank	9/21/22	15,223	—
USD	3,076,625	THB	112,310,000	Standard Chartered Bank	9/21/22	15,011	—
USD	3,143,618	THB	114,787,000	Standard Chartered Bank	9/21/22	14,480	—
USD	3,946,649	THB	144,400,000	Standard Chartered Bank	9/21/22	10,249	—
USD	3,511,121	THB	128,500,000	Standard Chartered Bank	9/21/22	8,161	—
USD	3,510,641	THB	128,500,000	Standard Chartered Bank	9/21/22	7,682	—
USD	3,943,523	THB	144,400,000	Standard Chartered Bank	9/21/22	7,124	—
USD	3,505,812	THB	128,400,000	Standard Chartered Bank	9/21/22	5,578	—
USD	2,565,314	TRY	46,124,722	Standard Chartered Bank	9/21/22	148,640	—
USD	1,412,456	TRY	26,420,000	Standard Chartered Bank	9/21/22	28,198	—
KZT	702,738,763	USD	1,431,969	JPMorgan Chase Bank, N.A.	10/3/22	—	(2,490)
USD	2,815	ILS	9,639	Citibank, N.A.	10/7/22	—	(33)
USD	1,522,035	ILS	5,345,361	Goldman Sachs International	10/7/22	—	(57,076)
UGX	9,150,274,495	USD	2,379,785	ICBC Standard Bank plc	10/13/22	—	(54,093)
KZT	1,072,000,000	USD	2,134,863	JPMorgan Chase Bank, N.A.	10/25/22	27,829	—
USD	456,988	ZMW	8,385,735	Standard Chartered Bank	11/16/22	—	(45,545)
USD	9,795,756	CNH	67,040,000	Standard Chartered Bank	11/17/22	—	(155,139)
USD	12,843,753	CNH	88,000,000	Standard Chartered Bank	11/17/22	—	(218,282)
USD	761,647	ZMW	13,892,445	ICBC Standard Bank plc	12/13/22	—	(65,630)
USD	609,318	ZMW	11,302,844	ICBC Standard Bank plc	12/13/22	—	(81,988)
ZMW	22,954,909	USD	1,262,994	ICBC Standard Bank plc	12/13/22	103,941	—
CNH	552,778,617	USD	82,586,488	BNP Paribas	12/22/22	—	(463,296)
CNH	63,840,000	USD	9,548,267	Standard Chartered Bank	12/22/22	—	(63,919)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	72,270,000	USD	10,807,020	Standard Chartered Bank	12/22/22	$ —	$ (70,275)
USD	11,951,751	CNH	80,000,000	Bank of America, N.A.	12/22/22	66,603	—
USD	12,502,164	CNH	83,848,000	Bank of America, N.A.	12/22/22	45,341	—
USD	10,043,289	CNH	67,400,000	Bank of America, N.A.	12/22/22	30,052	—
USD	25,174,315	CNH	168,500,000	BNP Paribas	12/22/22	141,223	—
USD	15,134,470	CNH	101,300,000	BNP Paribas	12/22/22	84,902	—
USD	7,383,405	CNH	49,400,000	BNP Paribas	12/22/22	44,326	—
USD	4,439,011	CNH	29,700,000	BNP Paribas	12/22/22	26,650	—
USD	3,645,420	CNH	24,400,000	BNP Paribas	12/22/22	20,450	—
USD	1,061,178	CNH	7,100,000	BNP Paribas	12/22/22	6,371	—
USD	5,767,050	CNH	38,600,000	JPMorgan Chase Bank, N.A.	12/22/22	32,466	—
USD	3,466,206	CNH	23,200,000	JPMorgan Chase Bank, N.A.	12/22/22	19,513	—
USD	836,670	CNH	5,600,000	JPMorgan Chase Bank, N.A.	12/22/22	4,710	—
USD	11,576,010	CNH	77,500,000	Standard Chartered Bank	12/22/22	62,274	—
USD	14,897,157	CNH	100,000,000	Standard Chartered Bank	12/22/22	40,723	—
USD	6,871,774	CNH	46,000,000	Standard Chartered Bank	12/22/22	37,814	—
USD	6,036,903	CNH	40,395,516	Standard Chartered Bank	12/22/22	35,570	—
USD	4,138,003	CNH	27,700,000	Standard Chartered Bank	12/22/22	22,771	—
USD	3,633,339	CNH	24,312,235	Standard Chartered Bank	12/22/22	21,408	—
USD	985,950	CNH	6,600,000	Standard Chartered Bank	12/22/22	5,426	—
USD	867,719	CNH	5,806,280	Standard Chartered Bank	12/22/22	5,113	—
USD	463,820	ZMW	8,842,724	Societe Generale	2/17/23	—	(53,052)
USD	304,659	ZMW	5,986,547	Standard Chartered Bank	5/17/23	—	(32,537)
						$10,845,310	$(18,810,344)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/4/22	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,198,740	$(232,064)
8/4/22	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	961,512	(4,592)
8/19/22	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,585,864	(113,448)
8/19/22	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	11,196,641	314,480
8/23/22	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,069,069	196,387
8/25/22	COP	5,496,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,282,015	29,620
8/26/22	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,689,993	(164,928)
8/26/22	COP	51,664,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	12,051,458	(137,760)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/26/22	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 1,442,267	$ (19,458)
8/29/22	COP	7,756,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,809,191	38,049
9/1/22	COP	4,072,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	949,848	17,831
9/23/22	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	6,431,957	103,825
9/27/22	COP	67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	15,628,645	—
9/27/22	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	13,272,685	—
9/27/22	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	5,598,321	—
9/27/22	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	17,144,857	—
9/29/22	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,405,258	—
9/29/22	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,957,033	122,155
9/30/22	COP	9,502,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,216,468	32,500
9/30/22	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,442,267	29,300
						$211,897
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	9/8/22	$ (3,005,858)	$ (90,503)
Euro-Bund	(15)	Short	9/8/22	(2,416,739)	(123,719)
U.S. 5-Year Treasury Note	(31)	Short	9/30/22	(3,525,523)	(5,326)
U.S. 10-Year Treasury Note	(199)	Short	9/21/22	(24,106,984)	(172,570)
					$(392,118)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	$ (918,689)	$ —	$ (918,689)
BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(1,197,908)	—	(1,197,908)
BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	2,298,645	—	2,298,645
BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(633,523)	—	(633,523)
BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	(154,250)	—	(154,250)
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	(84,945)	—	(84,945)
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	116,744	—	116,744
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	518,057	—	518,057
BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(1,084,918)	—	(1,084,918)
BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(2,395,481)	—	(2,395,481)
BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(2,174,320)	—	(2,174,320)
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(1,764,350)	—	(1,764,350)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,238,088	—	2,238,088
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	27,457	—	27,457
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,188,112	—	1,188,112
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	164,919	—	164,919
BRL	48,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.19% (pays upon termination)	1/2/25	113,069	—	113,069
BRL	11,550	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/4/27	39,249	—	39,249

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	$ 161,763	$ —	$ 161,763
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	169,999	—	169,999
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(577,688)	—	(577,688)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(138,474)	—	(138,474)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(546,852)	—	(546,852)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(867,601)	—	(867,601)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(1,139,183)	—	(1,139,183)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(525,843)	—	(525,843)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(569,304)	—	(569,304)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(107,412)	—	(107,412)
CLP	4,898,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(899,639)	—	(899,639)
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(137,822)	—	(137,822)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(626,541)	—	(626,541)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(313,814)	—	(313,814)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(850,406)	—	(850,406)
CLP	710,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	(3,271)	—	(3,271)
CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(12,957)	—	(12,957)
CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(21,713)	—	(21,713)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	1,079,070	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	$ (2,085)	$ —	$ (2,085)
CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	(2,941)	—	(2,941)
CLP	1,398,810	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(17,219)	—	(17,219)
CLP	289,750	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	5/6/32	(4,150)	—	(4,150)
CLP	589,497	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.55% (pays semi-annually)	6/15/32	2,889	—	2,889
CLP	342,169	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.62% (pays semi-annually)	6/16/32	3,688	—	3,688
CNY	33,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	9/21/27	1,326	—	1,326
CNY	35,570	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	9/21/27	1,392	—	1,392
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	1,852	—	1,852
CNY	56,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	3,160	—	3,160
CNY	24,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	6,345	—	6,345
CNY	28,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	8,291	—	8,291
CNY	18,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	7,061	—	7,061
CNY	40,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	16,312	—	16,312
CNY	28,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	12,081	—	12,081
CNY	9,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	4,297	—	4,297
CNY	28,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	12,845	—	12,845
CNY	28,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	13,036	—	13,036

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	$ 229,907	$ —	$ 229,907
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	224,392	—	224,392
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	439,446	—	439,446
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	409,432	—	409,432
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	433,507	—	433,507
COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	551,924	—	551,924
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	458,674	—	458,674
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	422,476	—	422,476
COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	369,179	—	369,179
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	415,688	—	415,688
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	220,686	—	220,686
COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	672,744	—	672,744
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	393,729	—	393,729
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	187,112	—	187,112
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	777,809	—	777,809
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(506,226)	—	(506,226)
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	22,223	—	22,223
COP	10,304,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	30,912	—	30,912

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	$ 12,355	$ —	$ 12,355
COP	5,496,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	1,899	—	1,899
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(3,749)	—	(3,749)
COP	9,065,738	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	(39,039)	—	(39,039)
COP	3,383,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(18,858)	(64)	(18,922)
COP	6,495,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(40,453)	—	(40,453)
COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	924,892	—	924,892
COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,501,194	—	1,501,194
COP	17,723,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	613,701	—	613,701
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	327,153	—	327,153
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	233,128	—	233,128
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(1,065,202)	—	(1,065,202)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,377,897	—	1,377,897
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,831,417)	—	(1,831,417)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(822,230)	—	(822,230)
CZK	143,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.15% (pays annually)	9/21/27	21,145	—	21,145
CZK	422,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(3,173,300)	—	(3,173,300)
CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(1,421,022)	—	(1,421,022)
CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(664,761)	—	(664,761)
CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	1,890,406	—	1,890,406
CZK	388,980	Pays	6-month CZK PRIBOR (pays semi-annually)	2.65% (pays annually)	12/15/31	(1,997,062)	—	(1,997,062)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	$ (269,965)	$ —	$ (269,965)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,977,181)	—	(1,977,181)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	4,213,006	—	4,213,006
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(666,153)	—	(666,153)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,327,263)	—	(1,327,263)
ILS	15,600	Pays	3-month ILS TELBOR (pays quarterly)	2.47% (pays annually)	9/21/27	22,337	—	22,337
KRW	93,003,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,019,721)	—	(1,019,721)
KRW	63,950,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(700,743)	—	(700,743)
KRW	40,588,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(441,341)	—	(441,341)
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(575,335)	—	(575,335)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(136,490)	(1,052)	(137,542)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(12,200)	(3,651)	(15,851)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(110,276)	—	(110,276)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	972,697	—	972,697
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	266,582	—	266,582
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	491,117	—	491,117
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(161,160)	—	(161,160)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(315,101)	—	(315,101)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	269,966	—	269,966
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,739,902)	—	(1,739,902)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	$ 196,071	$ —	$ 196,071
MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(760,761)	—	(760,761)
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,189,701)	—	(1,189,701)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(399,324)	—	(399,324)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(597,191)	—	(597,191)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(454,624)	—	(454,624)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(479,272)	—	(479,272)
MXN	85,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	9/15/27	73,570	—	73,570
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(103,706)	(3,816)	(107,522)
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(308,068)	—	(308,068)
MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(99,417)	—	(99,417)
MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(1,053,689)	—	(1,053,689)
MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(17,837)	(249,838)	(267,675)
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	(67,660)	—	(67,660)
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(252,195)	—	(252,195)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(342,494)	—	(342,494)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(278,891)	—	(278,891)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(225,730)	—	(225,730)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(280,630)	—	(280,630)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	(354,538)	—	(354,538)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	$ (764,032)	$ —	$ (764,032)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(550,832)	—	(550,832)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(262,499)	—	(262,499)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(200,462)	—	(200,462)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(1,027,876)	—	(1,027,876)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	1,030,840	—	1,030,840
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(392,124)	—	(392,124)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(381,691)	—	(381,691)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,497,807)	—	(1,497,807)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,530,816	—	1,530,816
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	2,801,633	—	2,801,633
PLN	16,600	Pays	6-month PLN WIBOR (pays semi-annually)	2.57% (pays annually)	11/2/26	(401,777)	—	(401,777)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(202,663)	—	(202,663)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(1,479,439)	—	(1,479,439)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,815,039)	—	(1,815,039)
PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	4,799,565	—	4,799,565
PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	932,640	—	932,640
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,454,522)	—	(1,454,522)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(68,298)	—	(68,298)
THB	233,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	158,100	—	158,100
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(334,074)	—	(334,074)
THB	550,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	6/8/26	(657,013)	—	(657,013)
THB	370,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	6/21/26	(479,625)	—	(479,625)
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(122,028)	—	(122,028)
THB	155,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.45% (pays quarterly)	6/15/27	85,107	—	85,107

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	167,105	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.29% (pays quarterly)	9/21/27	$ 27,043	$ —	$ 27,043
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(321,324)	—	(321,324)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(329,983)	—	(329,983)
USD	13,250	Pays	SOFR (pays annually)	2.85% (pays annually)	3/30/32	(555,263)	(51,887)	(607,150)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	(41,370)	—	(41,370)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	73,909	—	73,909
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	33,255	—	33,255
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	(134,119)	—	(134,119)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(205,982)	70	(205,912)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(201,871)	141	(201,730)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	177,681	—	177,681
ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(251,639)	276	(251,363)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	297,842	(620)	297,222
ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(42,741)	—	(42,741)
ZAR	62,550	Pays	3-month ZAR JIBAR (pays quarterly)	7.98% (pays quarterly)	9/21/27	(5,295)	—	(5,295)
ZAR	108,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	5/4/32	(103,103)	743	(102,360)
Total						$(21,611,604)	$(309,698)	$(21,921,302)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,049,899
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	71,806
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	39,002

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (86,699)
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	15,403
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	50,049
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	105,929
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	79,112
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	17,835
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	36,067
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	302,719
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	79,293
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	31,647
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	15,007
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	14,994
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	28,405
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(442,959)
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	654,977
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	301,489
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	10,339
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	14,337
Standard Chartered Bank	MYR	23,079	Pays	3-month MYR KLIBOR (pays quarterly)	3.55% (pays quarterly)	9/21/27	1,324
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	263,771
Total							$3,653,746

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$6,979	$(5,444)	$1,535
Total				$6,979	$(5,444)	$1,535
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	$30,723
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	45,188
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	25,566
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	73,273
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 570,988,980 (pays semi-annually)*	2.06% on CLP equivalent of CLF 18,000 (pays semi-annually)*	3/29/32	(53,786)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)*	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)*	4/8/32	(37,597)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)*	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)*	4/11/32	(135,834)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 860,087,970 (pays semi-annually)*	2.00% on CLP equivalent of CLF 27,000 (pays semi-annually)*	4/14/32	(72,848)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)*	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)*	4/20/32	(13,860)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,088,523,600 (pays semi-annually)*	1.84% on CLP equivalent of CLF 34,000 (pays semi-annually)*	4/22/32	(67,964)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 226,084,880 (pays semi-annually)*	2.07% on CLP equivalent of CLF 7,000 (pays semi-annually)*	5/6/32	(17,910)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,072,026 (pays semi-annually)*	2.20% on CLP equivalent of CLF 14,201 (pays semi-annually)*	6/15/32	(37,191)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 236,080,173 (pays semi-annually)*	2.27% on CLP equivalent of CLF 7,175 (pays semi-annually)*	6/16/32	(20,492)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	$25,099
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	50,684
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	51,657
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	45,319
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	31,674
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	25,316
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	22,691
				$(30,292)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro

HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
RSD	– Serbian Dinar

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– New Turkish Lira
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling

USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $71,783,903, which represents 6.7% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$7,541,545	$533,888,639	$(541,434,768)	$4,584	$ —	$ —	$47,113	—
Liquidity Fund	—	347,210,992	(275,427,089)	—	—	71,783,903	212,710	71,783,903
Total				$4,584	$ —	$71,783,903	$259,823
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 27,037,806	$ —	$ 27,037,806
Loan Participation Notes	—	—	37,860,459	37,860,459
Sovereign Government Bonds	—	691,616,540	43,798,450	735,414,990
Short-Term Investments:
Affiliated Fund	71,783,903	—	—	71,783,903
Sovereign Government Securities	—	60,370,487	2,808,894	63,179,381
U.S. Treasury Obligations	—	37,624,322	—	37,624,322
Total Investments	$71,783,903	$ 816,649,155	$84,467,803	$ 972,900,861
Forward Foreign Currency Exchange Contracts	$ —	$ 32,576,495	$ —	$ 32,576,495
Non-Deliverable Bond Forward Contracts	—	884,147	—	884,147
Swap Contracts	—	43,365,637	—	43,365,637
Total	$71,783,903	$ 893,475,434	$84,467,803	$1,049,727,140
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (54,707,231)	$ —	$ (54,707,231)
Non-Deliverable Bond Forward Contracts	—	(672,250)	—	(672,250)
Futures Contracts	(392,118)	—	—	(392,118)
Swap Contracts	—	(61,346,808)	—	(61,346,808)
Total	$ (392,118)	$(116,726,289)	$ —	$ (117,118,407)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Loan Participation Notes	Investments in Sovereign Government Bonds	Investments in Sovereign Government Securities	Total
Balance as of October 31, 2021	$39,020,280	$ —	$ —	$39,020,280
Realized gains (losses)	—	(653,303)	—	(653,303)
Change in net unrealized appreciation (depreciation)	(1,476,575)	(97,934,760)	(933,253)	(100,344,588)
Cost of purchases	—	12,624,654	3,708,424	16,333,078
Proceeds from sales, including return of capital	—	(2,785,765)	—	(2,785,765)
Accrued discount (premium)	316,754	1,375,340	33,723	1,725,817
Transfers to Level 3	—	131,172,284	—	131,172,284
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2022	$37,860,459	$ 43,798,450	$2,808,894	$ 84,467,803
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2022	$(1,476,575)	$(97,832,280)	$ (933,253)	$(100,242,108)

Emerging Markets Local Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2022:
Type of Investment	Fair Value as of July 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$37,860,459	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.66%	Decrease
Sovereign Government Bonds	43,798,450	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
Sovereign Government Securities	2,808,894	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.